Leases (Rental Expense Under Operating Lease Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Leases [Abstract]
Minimum rentals	$ 759.0	$ 715.6	$ 688.5
Contingent rentals	44.7	34.3	26.1
Total	$ 803.7	$ 749.9	$ 714.6